Post closing events	12 Months Ended
Dec. 31, 2023
Subsequent events
Post closing events

Note 17 Post closing events

The transactions related to the service station networks of TotalEnergies in the Netherlands, Belgium, and Luxembourg were finalized in January 2024 for 1.4 billion dollars. (see Note 2.3 “Divestment projects”)

In February 2024, TotalEnergies and his partner SOCAR have completed the transaction to sell 15% interest each in the Absheron gas field to ADNOC. After this transaction, TotalEnergies owns a 35% interest in Absheron gas field alongside SOCAR (35%) and ADNOC (30%) (see Note 2.3 “Divestment projects”).

There are no other post closing events.